Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Total liabilities	$ 311	$ 32,203
Level 1 [Member]
Liabilities:
Total liabilities	302
Level 2 [Member]
Liabilities:
Total liabilities	9
Level 3 [Member]
Liabilities:
Total liabilities		32,203
Forward Purchase Collateral Derivative [Member]
Liabilities:
Total liabilities	311
Forward Purchase Collateral Derivative [Member] | Level 1 [Member]
Liabilities:
Total liabilities	302
Forward Purchase Collateral Derivative [Member] | Level 2 [Member]
Liabilities:
Total liabilities	$ 9
2021 Bridge Debentures [Memebr]
Liabilities:
Total liabilities		32,203
2021 Bridge Debentures [Memebr] | Level 1 [Member]
Liabilities:
Total liabilities
2021 Bridge Debentures [Memebr] | Level 2 [Member]
Liabilities:
Total liabilities
2021 Bridge Debentures [Memebr] | Level 3 [Member]
Liabilities:
Total liabilities		$ 32,203